Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Long-term debt, carrying values	$ 1,585,395	$ 1,030,921
Long-term debt, fair values	$ 1,680,584	$ 1,068,324